Consolidated Balance Sheet - GBP (£) £ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Assets - Non current
Goodwill	£ 41,062	£ 16,198
Intangible assets	30,787	16,029
Property, plant and equipment	8,584	7,486
Deferred tax assets	2,488	867
Other assets - non-current	0	14
Total	82,921	40,594
Assets - Current
Inventories	16	62
Trade and other receivables	52,352	41,494
Corporation tax receivable	677	661
Cash and cash equivalents	15,048	23,571
Total	68,093	65,788
Total assets	151,014	106,382
Liabilities - Current
Borrowings	19,744	29,402
Trade and other payables	40,243	24,358
Corporation tax payable	1,488	1,000
Contingent consideration	5,259	0
Deferred consideration	4,401	0
Total	71,135	54,760
Liabilities - Non-current
Borrowings	20	63
Deferred tax liabilities	2,832	2,586
Contingent consideration	7,251	0
Other liabilities - non current	277	253
Total	10,380	2,902
Equity
Share capital	996	996
Share premium	2,678	2,678
Merger relief reserve	4,430	4,430
Retained earnings	59,260	38,072
Other reserves	4,410	4,819
Investment in own shares	(2,275)	(2,275)
Total	69,499	48,720
Total liabilities and equity	£ 151,014	£ 106,382